--------------------------------------------------------------------------------
                                                    OCTOBER 1, 2000 | PROSPECTUS
--------------------------------------------------------------------------------

J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUNDS

Disciplined Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
Tax Aware Disciplined Equity Fund
SmartIndex(TM) Fund

                                        ----------------------------------------
                                        Seeking to outperform U.S. stock markets over the long term through a disciplined management approach

This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by Funds Distributor, Inc.

                                                                        JPMorgan

CONTENTS
--------------------------------------------------------------------------------

1 | Each fund's goal, principal strategies, principal risks, performance and expenses

J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUNDS
J.P. Morgan Institutional Disciplined Equity Fund .........................    1
J.P. Morgan Institutional U.S. Equity Fund ................................    3
J.P. Morgan Institutional U.S. Small Company Fund .........................    5
J.P. Morgan Institutional Tax Aware Disciplined Equity Fund ...............    7
J.P. Morgan Institutional SmartIndex(TM)Fund ..............................    9

11 | Principles and techniques common to the funds in this prospectus

U.S. EQUITY MANAGEMENT APPROACH
J.P. Morgan ...............................................................   11
J.P. Morgan U.S. equity funds .............................................   11
The spectrum of U.S. equity funds .........................................   11
Who may want to invest ....................................................   11
U.S. equity investment process ............................................   12
Tax aware investing at J.P. Morgan ........................................   12

13 | Investing in the J.P. Morgan Institutional U.S. Equity Funds

YOUR INVESTMENT
Investing through a financial professional ................................   13
Investing through an employer-sponsored retirement plan ...................   13
Investing through an IRA or rollover IRA ..................................   13
Investing directly ........................................................   13
Opening your account ......................................................   13
Adding to your account ....................................................   13
Selling shares ............................................................   14
Account and transaction policies ..........................................   14
Dividends and distributions ...............................................   15
Tax considerations ........................................................   15

16 | More about risk and the funds' business operations

FUND DETAILS
Business structure ........................................................   16
Management and administration .............................................   16
Performance of private accounts ...........................................   17
Risk and reward elements ..................................................   19
Financial highlights ......................................................   21

FOR MORE INFORMATION ..............................................   back cover

J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 19-20.

[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 Stock Index (S&P 500). This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the S&P 500. The fund does not look to overweight or underweight industries.

Within each industry, the fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. (The process used to rank stocks according to their relative valuations is described on page 12.) Therefore, the fund tends to own a larger number of stocks within the S&P 500 than the U.S. Equity Fund.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

TICKER SYMBOL: JPIEX
--------------------------------------------------------------------------------
REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND)

PORTFOLIO MANAGEMENT
The fund's assets are managed by J.P. Morgan, which currently manages approximately $369 billion, including more than $27 billion using similar strategies as the fund.

The portfolio management team is led by Bernard A. Kroll, managing director, Timothy J. Devlin, vice president, and Nanette Buziak, vice president. Mr. Kroll has been at J.P. Morgan since August of 1996 and prior to that was an equity derivatives specialist at Goldman Sachs & Co. Mr. Devlin has been at J.P. Morgan since July of 1996, and prior to that was an equity portfolio manager at Mitchell Hutchins Asset Management Inc. Ms. Buziak has been at J.P. Morgan since March of 1997 and prior to that was an index arbitrage trader and convertible bond portfolio manager at First Marathon America Inc.

--------------------------------------------------------------------------------
Before you invest
Investors considering the fund should understand that:

o  There is no assurance that the fund will meet its investment goal.

o  The fund does not represent a complete investment program.

1 | J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)
The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional Disciplined Equity Fund.

The bar chart indicates some of the risks by showing the performance of the fund's shares from year to year for each of the last two calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past year and for the life of the fund compare to those of the S&P 500 Index. This is a widely recognized, unmanaged index of U.S. stocks used as a measure of overall U.S. stock market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (%)                  Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                                                            1998            1999
40%
                                                            32.35
30%

20%
                                                                           18.32
10%

0%
--------------------------------------------------------------------------------

[ ] J.P. Morgan Institutional Disciplined Equity Fund

The fund's year-to-date total return as of 6/30/00 was -1.75%. For the period covered by this total return chart, the fund's highest quarterly return was 22.85% (for the quarter ended 12/31/98); and the lowest quarterly return was -9.91% (for the quarter ended 9/30/98).

Average annual total return (%)                                     Shows performance over time, for periods ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Past 1 yr.      Life of fund(1)
J.P. Morgan Institutional Disciplined Equity Fund (after expenses)                                      18.32             26.16
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (no expenses)                                                                             21.04             25.81
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.35
Distribution (12b-1) fees                                                   none
Other expenses                                                              0.20
--------------------------------------------------------------------------------
Total operating expenses                                                    0.55
Fee waiver and
expense reimbursement(4)                                                    0.10
--------------------------------------------------------------------------------
Net expenses(4)                                                             0.45
--------------------------------------------------------------------------------

Expense example(4)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 10/1/00 through 9/30/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                      1 yr.      3 yrs.      5 yrs.      10 yrs.
Your cost($)                           46         166         297          680
--------------------------------------------------------------------------------

(1) The fund commenced operations on 1/3/97 and performance is calculated as of 1/31/97.

(2) The fund's fiscal year end is 5/31.

(3) The fund has a master/feeder structure as described on page 16. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets.

(4) Reflects an agreement dated 10/1/00 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.45% of the fund's average daily net assets through 9/30/01.

                           J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND | 2

J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 19-20.

[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high total return from a portfolio of selected equity securities. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the investment process described on page 12. The fund generally considers selling stocks that appear overvalued.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By emphasizing undervalued stocks, the fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the fund so they can differ only moderately from the industry weightings of the S&P 500, the fund seeks to limit its volatility to that of the overall market, as represented by this index.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

TICKER SYMBOL: JMUEX
--------------------------------------------------------------------------------
REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND)

PORTFOLIO MANAGEMENT
The fund's assets are managed by J.P. Morgan, which currently manages approximately $369 billion, including more than $16 billion using similar strategies as the fund.

The portfolio management team is comprised of 23 research analysts, who select stocks in their respective sectors using the investment process described on page 12. Henry D. Cavanna, managing director, and Bradford L. Frishberg, vice president, oversee the portfolio and manage its cash flows. Mr. Cavanna joined the team in February of 1998, and has been at J.P. Morgan since 1971. He served as manager of U.S. equity portfolios prior to managing the fund. Mr. Frishberg has been at J.P. Morgan since 1996 and is a portfolio manager in the equity and balanced groups. Prior to joining J.P. Morgan, he managed portfolios for Aetna Investment Management in Hong Kong.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o  There is no assurance that the fund will meet its investment goal.

o  The fund does not represent a complete investment program.

3 | J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)
The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional U.S. Equity Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the fund's last 10 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one, five and ten years compare to those of the S&P 500 Index. This is a widely recognized, unmanaged index of U.S. stocks used as a measure of overall U.S. stock market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Year-by-year total return (%)                                                         Shows changes in returns by calendar year(1,2)
------------------------------------------------------------------------------------------------------------------------------------
           1990         1991         1992         1993         1994         1995         1996         1997         1998         1999
40%
                       34.12
                                                                           32.83
30%
                                                                                                     28.58
                                                                                         21.22                    24.79
20%

                                                  11.06                                                                        14.88
10%
                                    8.73
          1.38
0%
------------------------------------------------------------------------------------------------------------------------------------
                                                             (0.32)
(10%)

[ ] J.P. Morgan Institutional U.S. Equity Fund

The fund's year-to-date total return as of 6/30/00 was -0.91%. For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 21.46% (for the quarter ended 12/31/98); and the lowest quarterly return was -11.83% (for the quarter ended 9/30/90).

Average annual total return (%)                                  Shows performance over time, for periods ended December 31, 1999(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Past 1 yr.      Past 5 yrs.      Past 10 yrs.
J.P. Morgan Institutional U.S. Equity Fund (after expenses)                              14.88            24.31             17.12
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index  (no expenses)                                                             21.04            28.55             18.21
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.40
Distribution (12b-1) fees                                                   none
Other expenses                                                              0.23
--------------------------------------------------------------------------------
Total annual fund
operating expenses                                                          0.63
--------------------------------------------------------------------------------

Expense example
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, and total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                      1 yr.      3 yrs.      5 yrs.      10 yrs.
Your cost($)                           64         202          351         786
--------------------------------------------------------------------------------

(1) The fund commenced operations on 9/17/93. For the period 1/1/90 through 9/30/93, returns reflect performance of The Pierpont Equity Fund, the predecessor of the fund.

(2) The fund's fiscal year end is 5/31.

(3) The fund has a master/feeder structure as described on page 16. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, before reimbursement, expressed as a percentage of the fund's average net assets.



                                  J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND | 4

J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 19-20.

[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high total return from a portfolio of small company stocks. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in small and medium sized U.S. companies whose market capitalizations are greater than $100 million and less than $2 billion. Industry by industry, the fund's weightings are similar to those of the Russell 2000 Index. The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the process described on page 12. The fund generally considers selling stocks that appear overvalued or have grown into large-cap stocks.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

Small-cap stocks have historically offered higher long-term growth than large-cap stocks, and have also involved higher risks. The fund's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. The fund pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

TICKER SYMBOL: JUSSX
--------------------------------------------------------------------------------
REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND)

PORTFOLIO MANAGEMENT
The fund's assets are managed by J.P. Morgan, which currently manages approximately $369 billion, including more than $3.2 billion using similar strategies as the fund.

The portfolio management team is led by Marian U. Pardo, managing director, Alexandra F. Wells, vice president, and Daniel J. Anniello, vice president. Ms. Pardo had been at J.P. Morgan since 1968, except for five months in 1998 when she was president of a small investment management firm. Prior to managing the fund, Ms. Pardo managed small and large cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms. Wells joined the team in March 1998 and has been with J.P. Morgan since 1992. Prior to managing the fund, Ms. Wells managed large cap equity portfolios, and prior to that served as an equity research analyst. Mr. Anniello has been a small company portfolio manager since May 2000 and employed by J.P. Morgan since 1997. Prior to joining J.P. Morgan, Mr. Anniello worked at Warburg Pincus Asset Management and the U.S. Securities and Exchange Commission.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o  There is no assurance that the fund will meet its investment goal.

o  The fund does not represent a complete investment program.

5 | J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)
The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional U.S. Small Company Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the fund's last 10 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one, five and ten years compare to those of the Russell 2000 Index. This is a widely recognized, unmanaged index of small cap U.S. stocks used as a measure of overall U.S. small company stock performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Year-by-year total return (%)Shows changes in returns by calendar year(1,2)
------------------------------------------------------------------------------------------------------------------------------------
                    1990        1991        1992        1993        1994        1995        1996        1997        1998        1999
60%
                               59.59
                                                                                                                               44.30
                                                                               31.88
30%                                                                                         20.84       22.70
                                           18.98
                                                        8.59

0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                   (5.81)                                          (5.28)
                  (24.34)
(30%)


[ ] J.P. Morgan Institutional U.S. Small Company Fund

The fund's year-to-date total return as of 6/30/00 was 0.57%. For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 34.75% (for the quarter ended 12/31/99); and the lowest quarterly return was -30.03% (for the quarter ended 9/30/90).

Average annual total return (%)                                  Shows performance over time, for periods ended December 31, 1999(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Past 1 yr.      Past 5 yrs.      Past 10 yrs.
J.P. Morgan Institutional U.S. Small Company Fund (after expenses)                       44.30            21.73             14.66
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index  (no expenses)                                                        21.50            18.92             15.39
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.60
Distribution (12b-1) fees                                                   none
Other expenses                                                              0.22
--------------------------------------------------------------------------------
Total annual fund
operating expenses                                                          0.82
--------------------------------------------------------------------------------


Expense example
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, and total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                      1 yr.      3 yrs.      5 yrs.      10 yrs.
Your cost($)                           84         262         455         1,014
--------------------------------------------------------------------------------

(1) The fund commenced operations on 11/4/93. For the period 1/1/90 through 11/30/93 returns reflect performance of The Pierpont Capital Appreciation Fund, the predecessor of the fund.

(2) The fund's fiscal year end is 5/31.

(3) The fund has a master/feeder structure as described on page 16. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, before reimbursement, expressed as a percentage of the fund's average net assets.


                           J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND | 6

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 19-20.

[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high after tax total return from a portfolio of selected equity securities. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund does not look to underweight or overweight industries.

Within each industry, the fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. (The process used to rank stocks according to their relative valuations is described on page 12.) Therefore, the fund tends to own a larger number of stocks within the S&P 500 than the U.S. Equity Fund.

To this investment approach the fund adds the element of tax aware investing. The fund's tax aware investment strategies are described on page 12.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility. The fund's tax aware strategies may reduce your capital gains but will not eliminate them. Maximizing after-tax returns may require trade-offs that reduce pre-tax returns.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

TICKER SYMBOL: JPDEX
--------------------------------------------------------------------------------
REGISTRANT: J.P. MORGAN SERIES TRUST
(J.P. MORGAN TAX AWARE DISCIPLINED EQUITY FUND:
INSTITUTIONAL SHARES)

PORTFOLIO MANAGEMENT
The fund's assets are managed by J.P. Morgan, which currently manages approximately $369 billion, including more than $2.7 billion using similar strategies as the fund.

The portfolio management team is led by Robin B. Chance, vice president, and Frederic A. Nelson, managing director, who have been on the team since the fund's inception in January of 1997. Ms. Chance has been at J.P. Morgan since 1987, Mr. Nelson since May 1994. Prior to managing this fund, both were responsible for structured equity strategies.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o  There is no assurance that the fund will meet its investment goal.

o  The fund does not represent a complete investment program.

7 | J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)
The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional Tax Aware Disciplined Equity Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the past 2 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past year and the life of the fund compare to those of the S&P 500 Index. This is a widely recognized, unmanaged index of U.S. stocks used as a measure of overall U.S. stock performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (%)                  Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                                                            1998            1999

40%
                                                           31.82
20%
                                                                           17.39
0%
--------------------------------------------------------------------------------

[ ] J.P. Morgan Institutional Tax Aware Disciplined Equity Fund

The fund's year-to-date total return as of 6/30/00 was -1.75%. For the period covered by this total return chart, the fund's highest quarterly return was 22.98% (for the quarter ended 12/31/98) and the lowest quarterly return was -10.05% (for the quarter ended 9/30/98).

Average annual total return (%)                                     Shows performance over time, for periods ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Past 1 yr.            Life of fund(1)
J.P. Morgan Institutional Tax Aware Disciplined Equity Fund (after expenses)                     17.39                    26.33
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (no expenses)                                                                      21.04                    25.81
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund are shown at right. The fund has no sales, redemptions, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them.

Shareholder transaction expenses(3)
--------------------------------------------------------------------------------
Management fees                                                             0.35
Distribution (12b-1) fees                                                   none
Other expenses                                                              0.30
--------------------------------------------------------------------------------
Total operating expenses                                                    0.65
Fee waiver and
expense reimbursement(3)                                                    0.10
--------------------------------------------------------------------------------
Net expenses(3)                                                             0.55
--------------------------------------------------------------------------------

Expense example(3)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 3/1/00 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                      1 yr.      3 yrs.      5 yrs.      10 yrs.
Your cost($)                           56         198         352          801
--------------------------------------------------------------------------------

(1) The fund commenced operations on 1/30/97, and returns reflect performance of the fund from 1/31/97.

(2) The fund's fiscal year end is 10/31.

(3) Reflects an agreement dated 3/1/00 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.55% of the fund's average daily net assets through 2/28/01.

                 J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND | 8

J.P. MORGAN INSTITUTIONAL SMARTINDEX(TM) FUND

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 19-20.

[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide a consistently high total return from a broadly diversified portfolio of approximately 350 equity securities while maintaining risk characteristics similar to the S&P 500. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in large and medium capitalization U.S. and foreign companies included in the S&P 500. While the fund seeks to invest in a portfolio of stocks with risk characteristics similar to the S&P 500, the fund may invest a portion of its assets in stocks which are not part of the index. The fund's sector weightings are expected to be similar to those of the S&P 500. Within each industry, the fund may moderately overweight stocks that appear undervalued or fairly valued and underweight or not hold stocks that appear overvalued, according to the investment process described on page 12. Accordingly, the fund's performance is expected to differ from that of the S&P
500. The fund expects to ordinarily hold a portfolio of approximately 350 stocks. The fund generally considers selling stocks that appear significantly overvalued.

By controlling the sector weightings of the fund so they can differ only moderately from the sector weightings of the S&P 500, the fund seeks to limit its volatility to that of the overall market, as represented by this index.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance also will depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

TICKER SYMBOL: JPISX
--------------------------------------------------------------------------------
REGISTRANT: J.P. MORGAN SERIES TRUST
(J.P. MORGAN SMARTINDEX FUND: INSTITUTIONAL SHARES)

PORTFOLIO MANAGEMENT
The fund's assets are managed by J.P. Morgan, which currently manages approximately $369 billion, including more than $33 billion using the same strategy as the fund.

The portfolio management team is led by Bernard A. Kroll, managing director, Timothy J. Devlin, vice president, and Nanette Buziak, vice president. Mr. Kroll has been at J.P. Morgan since August of 1996 and prior to that was an equity derivatives specialist at Goldman Sachs & Co. Mr. Devlin has been at J.P. Morgan since July of 1996, and prior to that was an equity portfolio manager at Mitchell Hutchins Asset Management Inc. Ms. Buziak has been at J.P. Morgan since March of 1997 and prior to that was an index arbitrage trader and convertible bond portfolio manager at First Marathon America Inc.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o  There is no assurance that the fund will meet its investment goal.

o  The fund does not represent a complete investment program.

9 | J.P. MORGAN INSTITUTIONAL SMARTINDEX(TM)FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)
The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional SmartIndex(TM) Fund.

The bar chart indicates some of the risks by showing the performance of the fund's during its first complete calendar year of operations.

The table indicates some of the risks by showing how the fund's average annual returns for the past year and life of fund compare to those of the S&P 500 Index. This is a widely recognized, unmanaged index of U.S. stocks used as a measure of overall U.S. stock performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (%)                  Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                                                                            1999
20%
                                                                           19.61
10%

0%
--------------------------------------------------------------------------------

[ ] J.P. Morgan Institutional SmartIndex(TM) Fund

The fund's year-to-date total return as of 6/30/00 was -1.19%. For the period covered by this total return chart, the fund's highest quarterly return was 12.97% (for the quarter ended 12/31/99); and the lowest quarterly return was -6.29% (for the quarter ended 9/30/99).

Average annual total return (%)                                     Shows performance over time, for periods ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Past 1 yr.            Life of fund(1)
J.P. Morgan Institutional SmartIndex(TM) Fund (after expenses)                                   19.61                   19.61
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index  (no expenses)                                                                     21.04                   21.04
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3)(%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.25
Marketing (12b-1) fees                                                      none
Other expenses                                                              0.33
--------------------------------------------------------------------------------
Total operating expenses                                                    0.58
Fee waiver and
expense reimbursement(4)                                                    0.23
--------------------------------------------------------------------------------
Net expenses(4)                                                             0.35
--------------------------------------------------------------------------------

Expense example(4)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 10/1/00 through 9/30/01 and total operating expenses thereafter, and all shares sold at the end of each time period.The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                      1 yr.      3 yrs.      5 yrs.      10 yrs.
Your cost($)                           36         163         301          704
--------------------------------------------------------------------------------

(1) The fund commenced operations on 12/31/98.

(2) The fund's fiscal year end is 5/31.

(3) This table shows the fund's expenses expressed as a percentage of the fund's average net assets. 4 Reflects an agreement dated 10/1/00 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.35% of the fund's average daily net assets through 9/30/01.

                               J.P. MORGAN INSTITUTIONAL SMARTINDEX(TM)FUND | 10

U.S. EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------

J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs approximately 420 analysts and portfolio managers around the world and has approximately $369 billion in assets under management, including assets managed by the funds' advisor, J.P. Morgan Investment Management Inc.

J.P. MORGAN U.S. EQUITY FUNDS
These funds invest primarily in U.S. stocks either directly or through another fund. As a shareholder, you should anticipate risks and rewards beyond those of a typical bond fund or a typical balanced fund.

THE SPECTRUM OF U.S. EQUITY FUNDS
The funds described in this prospectus pursue a range of goals and offer varying degrees of risk and potential reward. Differences between these funds include:

o how much emphasis they give to the most undervalued stocks

o how closely they follow the industry weightings of their benchmarks

o how many securities they typically maintain in their portfolios

o the size or market capitalization of the companies in which they invest

o whether they focus on before-tax or after-tax returns

The table below shows degrees of the relative risk and return that these funds potentially offer. These and other distinguishing features of each U.S. equity fund were described on the preceding pages.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------
The funds are designed for investors who:

o are pursuing a long-term goal such as retirement

o want to add an investment with growth potential to further diversify a portfolio

o want funds that seek to outperform the markets in which they each invest over the long term

o with regard to the Tax Aware Fund, are individuals that could benefit from a strategy that pursues returns from an after-tax perspective

The funds are not designed for investors who:

o want funds that pursue market trends or focus only on particular industries or sectors

o require regular income or stability of principal

o are pursuing a short-term goal or investing emergency reserves

o with regard to the Tax Aware Fund, are investing through a tax-deferred account such as an IRA.


Potential risk and return

The positions of the funds in this graph reflect long-term performance goals only and are relative, not absolute.

U.S. Small Company Fund o

Return

o U.S. Equity Fund

o Tax Aware Disciplined Equity Fund

o Disciplined Equity Fund

o SmartIndex(TM) Fund

Risk

11 | U.S. EQUITY MANAGEMENT APPROACH

[GRAPHIC OMITTED]
J.P. Morgan analysts develop proprietary fundamental research

[GRAPHIC OMITTED]
Stocks in each industry are ranked
with the help of models

[GRAPHIC OMITTED]
Using research and valuations,
each fund's management team
chooses stocks for its fund

U.S. EQUITY INVESTMENT PROCESS
The J.P. Morgan U.S. equity funds invest primarily in U.S. stocks. The Tax Aware Fund does so while seeking to enhance after-tax returns.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, focuses on stock picking while largely avoiding sector or market-timing strategies.

In managing the funds, J.P. Morgan employs a three-step process:

Research J.P. Morgan takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 125 career equity analysts. The team of analysts dedicated to U.S. equities includes more than 20 members, with an average of over ten years of experience.

Valuation The research findings allow J.P. Morgan to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

Stock selection Each fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, each management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the funds' managers often consider a number of other criteria:

o catalysts that could trigger a rise in a stock's price

o high potential reward compared to potential risk

o temporary mispricings caused by market overreactions


TAX AWARE INVESTING AT J.P. MORGAN
The J.P. Morgan Institutional Tax Aware Disciplined Equity Fund is designed to reduce, but not eliminate, capital gains distributions to shareholders. In doing so, the fund sells securities when the anticipated performance benefit justifies the resulting tax liability. This strategy often includes holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and offsetting gains realized in one security by selling another security at a capital loss. The fund is aided in this process by a tax-sensitive optimization model developed by J.P. Morgan.

The J.P. Morgan Institutional Tax Aware Disciplined Equity Fund generally intends to pay redemption proceeds in cash; however it reserves the right at its sole discretion to pay redemptions over $250,000 in-kind as a portfolio of representative stocks rather than cash. An in-kind redemption payment can shield the fund -- and other shareholders -- from tax liabilities that might otherwise be incurred. However, the stocks received will continue to fluctuate in value after redemption and will be subject to brokerage or other transaction costs when liquidated.

                                            U.S. EQUITY MANAGEMENT APPROACH | 12

YOUR INVESTMENT
--------------------------------------------------------------------------------
For your convenience, the J.P. Morgan funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL
If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN
Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA
Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY
Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Choose a fund (or funds) and determine the amount you are investing. The minimum amount for initial investments is $1,000,000 for the Disciplined Equity and U.S. Small Company funds and $3,000,000 for the U.S. Equity, Tax Aware Disciplined Equity and SmartIndex(TM) funds and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown on the right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

  By wire
o Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

  Morgan Guaranty Trust Company of New York-Delaware
  Routing number: 031-100-238
  Credit: J.P.M. Institutional Shareholder Services
  Account number: 001-57-689
  FFC: your account number, name of registered owner(s) and fund name.

  By check
o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds

o Mail the check with your completed application to the Shareholder Services Agent.

  By exchange
o Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

  By wire
o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

  By check
o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

  By exchange
o Call the Shareholder Services Agent to effect an exchange.

13 | YOUR INVESTMENT

--------------------------------------------------------------------------------
SELLING SHARES
By phone -- wire payment
o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

By phone-- check payment
o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net cash amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

In writing
o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o Mail the letter to the Shareholder Services Agent.

  By exchange
o Call the Shareholder Services Agent to effect an exchange.

  Redemption in kind
o Each fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

ACCOUNT AND TRANSACTION POLICIES
Telephone orders The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in these funds for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

Business days and NAV calculations The funds' regular business days and hours are the same as those of the New York Stock Exchange (NYSE). Each fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). Each fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing, (e.g., when an event occurs on a foreign exchange after the close of trading on that exchange, that would materially impact a security's value at the time the fund calculates its NAV), the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares, as permitted by law, and to postpone payment of proceeds for up to seven days.

--------------------------------------------------------------------------------
Shareholder Services Agent
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713
1-800-766-7722

Representatives are available 8:00 a.m. to 6:00 p.m. eastern time on fund business days.

                                                            YOUR INVESTMENT | 14

Timing of settlements When you buy shares, you will become the owner of record when a fund receives your payment, generally the day following execution. When you sell shares, cash proceeds are generally available the day following execution and will be forwarded according to your instructions. In-kind redemptions (described on page 12) will be available as promptly as is feasible.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, each fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS
Income dividends are typically paid four times a year for the Disciplined Equity, U.S. Equity, Tax Aware Disciplined Equity and SmartIndex(TM) funds; and twice a year for the U.S. Small Company fund. Each fund typically makes capital gains distributions, if any, once per year. However, a fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Each fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan fund.

TAX CONSIDERATIONS
In general, selling shares for cash, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

--------------------------------------------------------------------------------
Transaction                                        Tax status
--------------------------------------------------------------------------------
Income dividends                                   Ordinary income
--------------------------------------------------------------------------------
Short-term capital gains                           Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                            Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of shares                       Capital gains or losses
owned for more than one year
--------------------------------------------------------------------------------
Sales or exchanges of shares                       Gains are treated as ordinary
owned for one year or less                         income; losses are subject to
                                                   special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a fund is about to declare a long-term capital gains distribution.

Every January, each fund issues tax information on its distributions for the previous year.

Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

15 | YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
As noted earlier, each fund (except the Tax Aware Disciplined Equity and SmartIndex(TM) funds) is a series of J.P Morgan Institutional Funds, a Massachusetts business trust, and is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

Each feeder fund and its master portfolio expect to maintain consistent goals, but if they do not, the feeder fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each feeder fund's trustees would then consider whether a fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

The Tax Aware Disciplined Equity and SmartIndex(TM) funds are each a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION

The feeder funds described in this prospectus, their corresponding master portfolios, and J.P. Morgan Series Trust are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                                 Percentage of the master
                                                  portfolio's average net assets
Disciplined Equity                                0.35%
U.S. Equity                                       0.40%
U.S. Small Company                                0.60%
--------------------------------------------------------------------------------
Administrative services                           Master portfolio's and fund's
(fee shared with Funds                            pro-rata portions of 0.09% of
Distributor, Inc.)                                the first $7 billion in J.P.
                                                  Morgan-advised portfolios,
                                                  plus 0.04% of average net
                                                  assets over $7 billion
--------------------------------------------------------------------------------
Shareholder services                              0.10% of the fund's average
                                                  net assets
--------------------------------------------------------------------------------

The Tax Aware Disciplined Equity and SmartIndex(TM) funds, subject to the expense reimbursements described earlier in this prospectus, pay J.P. Morgan the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                                Percentage of the fund's
                                                 average net assets
Tax Aware Disciplined Equity                     0.35%
SmartIndex(TM)                                   0.25%
--------------------------------------------------------------------------------
Administrative services                         Fund's pro-rata portion of 0.09%
(fee shared with Funds                          of the first $7 billion of
Distributor, Inc.)                              average net assets in
                                                J.P. Morgan-advised portfolios,
                                                plus 0.04% of average
                                                net assets over $7 billion
--------------------------------------------------------------------------------
Shareholder services                            0.10% of the fund's average
                                                net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.


                                                               FUND DETAILS | 16

PERFORMANCE OF PRIVATE ACCOUNTS
The Disciplined Equity Fund's investment objective and policies are substantially similar to those used by J.P. Morgan in managing certain discretionary investment management accounts. The chart below shows the historical investment performance for a composite of these private accounts (the "Disciplined Equity Composite").

The performance of the Disciplined Equity Composite does not represent the fund's performance nor should it be interpreted as indicative of the fund's future performance. The accounts in the Disciplined Equity Composite are not subject to the same limitations imposed on mutual funds. If the accounts included in the Disciplined Equity Composite had been subject to these limitations, their performance might have been lower.

Additionally, although it is anticipated that the Disciplined Equity Fund and the Disciplined Equity Composite will hold similar securities, their investment results are expected to differ. In particular, difference in asset size and cash flow resulting from purchases and redemptions of fund shares may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular fund holdings.

The performance of the Disciplined Equity Composite reflects the deductions of the Disciplined Equity Fund's total operating expenses, after expense reimbursement, and the reinvestment of dividends and other distributions. The performance information is the annual total return of the Disciplined Equity Composite for each of the periods indicated.

                                                           Annual Total Returns for the Years Ended December 31,
                             1990       1991       1992       1993       1994       1995       1996       1997       1998      1999
Disciplined Equity
Composite                   -2.94%     30.39%     11.75%     10.20%      2.21%     37.87%     23.26%     33.37%      31.91%   18.82%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500                     -3.11%     30.47%      7.62%     10.08%      1.32%     37.58%     22.96%     33.36%      28.58%   21.04%
------------------------------------------------------------------------------------------------------------------------------------

The Disciplined Equity Composite currently includes all discretionary accounts managed by J.P. Morgan using substantially similar investment strategy as the Disciplined Equity Fund. The inception date for the Disciplined Equity Composite was October 31, 1989. Prior to January 1, 1993, the composite may not have included all discretionary accounts.

The SmartIndex(TM) Fund's investment objective and policies are substantially similar to those used by J.P. Morgan in managing certain discretionary investment management accounts. The chart below shows the historical investment performance for a composite of these private accounts (the "SmartIndex(TM) Composite").

The performance of the SmartIndex(TM) Composite does not represent the fund's performance nor should it be interpreted as indicative of the fund's future performance. The accounts in the SmartIndex(TM) Composite are not subject to the same limitations imposed on mutual funds. If the accounts included in the SmartIndex(TM) Composite had been subject to these limitations, their performance might have been lower.

Additionally, although it is anticipated that the SmartIndex(TM) Fund and the SmartIndex(TM) Composite will hold similar securities, their investment results are expected to differ. In particular, difference in asset size and cash flow resulting from purchases and redemptions of fund shares may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular SmartIndex(TM) Fund holdings.

The performance of the SmartIndex(TM) Composite reflects the deductions of the SmartIndex(TM) Fund's total operating expenses, after expense reimbursement, and the reinvestment of dividends and other distributions. The performance information is the average annual total return of the SmartIndex(TM) Composite for the periods indicated.

                                                           Annual Total Returns for the Years Ended December 31,
                             1990       1991       1992       1993       1994       1995       1996       1997       1998      1999
SmartIndex(TM)Fund
Composite                   -2.43%      29.76%     9.94%     10.44%      2.27%     38.38%     23.72%     33.98%     31.64%    19.21%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index               -3.11%      30.47%     7.62%     10.08%      1.32%     37.58%     22.96%     33.36%     28.58%    21.04%
------------------------------------------------------------------------------------------------------------------------------------

The SmartIndex(TM)Composite currently includes all discretionary accounts managed by J.P. Morgan using the same investment strategy as the fund. The inception date for the SmartIndex(TM)Composite was December 31, 1988. Prior to January 1, 1993, the composite may not have included all discretionary accounts.



17 | FUND DETAILS

                    (THIS PAGE IS INTENTIONALLY LEFT BLANK)

                                                                            | 18

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each fund's overall risk and reward characteristics. It also outlines each fund's policies toward various investments, including those that are designed to help certain funds manage risk.

------------------------------------------------------------------------------------------------------------------------------------
   Potential risks                      Potential rewards                       Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions

o Each fund's share price and           o Stocks have generally                 o Under normal circumstances the funds plan to
  performance will fluctuate              outperformed more stable                remain fully invested, with at least 65% in
  in response to stock market             investments (such as bonds              stocks; stock investments may include U.S. and
  movements                               and cash equivalents) over              foreign common stocks, convertible securities,
                                          the long term                           preferred stocks, trust or partnership interests,
o Adverse market conditions                                                       warrants, rights, and investment company
  may from time to time cause                                                     securities
  a fund to take temporary
  defensive positions that are                                                  o The funds seek to limit risk through
  inconsistent with its                                                           diversification
  principal investment
  strategies and may hinder a                                                   o During severe market downturns, the funds have the
  fund from achieving its                                                         option of investing up to 100% of assets in
  investment objective                                                            investment-grade short-term securities
------------------------------------------------------------------------------------------------------------------------------------
Management choices

o A fund could underperform             o A fund could outperform its           o J.P. Morgan focuses its active management on
  its benchmark due to its                benchmark due to these same             securities selection, the area where it believes
  securities and asset                    choices                                 its commitment to research can most enhance
  allocation choices                                                              returns
------------------------------------------------------------------------------------------------------------------------------------
Foreign investments

o Currency exchange rate                o Favorable exchange rate               o Each fund anticipates that its total foreign
  movements could reduce gains            movements could generate                investments will not exceed 20% of assets
  or create losses                        gains or reduce losses
                                                                                o Each fund actively manages the currency exposure
o A fund could lose money               o Foreign investments, which              of its foreign investments relative to its
  because of foreign                      represent a major portion of            benchmark, and may hedge back into the U.S. dollar
  government actions,                     the world's securities,                 from time to time (see also "Derivatives")
  political instability, or               offer attractive potential
  lack of adequate and                    performance and
  accurate information                    opportunities for
                                          diversification
------------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed
delivery securities

o When a fund buys securities           o A fund can take advantage of          o Each fund uses segregated accounts to offset
  before issue or for delayed             attractive transaction                  leverage risk
  delivery, it could be                   opportunities
  exposed to leverage risk if
  it does not use segregated
  accounts
------------------------------------------------------------------------------------------------------------------------------------
Short-term trading

o Increased trading would               o A fund could realize gains            o The funds generally avoid short-term trading,
  raise a fund's brokerage and            in a short period of time               except to take advantage of attractive or
  related costs                                                                   unexpected opportunities or to meet demands
                                        o A fund could protect against            generated by shareholder activity. The turnover
o Increased short-term capital            losses if a stock is                    rate for each fund for its most recent fiscal year
  gains distributions would               overvalued and its value                end is as follows: Disciplined Equity (56%), U.S.
  raise shareholders' income              later falls                             Equity (89%), U.S. Small Company (104%), Tax Aware
  tax liability                                                                   Disciplined Equity (40%), and SmartIndex(TM)(45%)
------------------------------------------------------------------------------------------------------------------------------------

19 | FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
   Potential risks                      Potential rewards                       Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Derivatives

o Derivatives such as futures,          o Hedges that correlate well            o The funds use derivatives for hedging and for risk
  options, swaps, and forward             with underlying positions               management (i.e., to establish or adjust exposure
  foreign currency contracts              can reduce or eliminate                 to particular securities, markets or currencies);
  that are used for hedging               losses at low cost                      risk management may include management of a fund's
  the portfolio or specific                                                       exposure relative to its benchmark
  securities may not fully              o A fund could make money and
  offset the underlying                   protect against losses if             o The funds only establish hedges that they expect
  positions and this could                management's analysis proves            will be highly correlated with underlying
  result in losses to the fund            correct                                 positions
  that would not have
  otherwise occurred                    o Derivatives that involve              o While the funds may use derivatives that
                                          leverage could generate                 incidentally involve leverage, they do not use
o Derivatives used for risk               substantial gains at low                them for the specific purpose of leveraging their
  management may not have the             cost                                    portfolios
  intended effects and may
  result in losses or missed
  opportunities

o The counterparty to a
  derivatives contract could
  default

o Derivatives that involve
  leverage could magnify
  losses

o Certain types of derivatives
  involve costs to the funds
  which can reduce returns
------------------------------------------------------------------------------------------------------------------------------------
Securities lending

o When a fund lends a                   o A fund may enhance income             o J.P. Morgan maintains a list of approved borrowers
  security, there is a risk               through the investment of
  that the loaned securities              the collateral received from          o The fund receives collateral equal to at least
  may not be returned if the              the borrower                            100% of the current value of securities loaned
  borrower defaults
                                                                                o The lending agents indemnify a fund against
o The collateral will be                                                          borrower default
  subject to the risks of the
  securities in which it is                                                     o J.P. Morgan's collateral investment guidelines
  invested                                                                        limit the quality and duration of collateral
                                                                                  investment to minimize losses

                                                                                o Upon recall, the borrower must return the
                                                                                  securities loaned within the normal settlement
                                                                                  period
------------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings

o A fund could have difficulty          o These holdings may offer              o No fund may invest more than 15% of net assets in
  valuing these holdings                  more attractive yields or               illiquid holdings
  precisely                               potential growth than
                                          comparable widely traded              o To maintain adequate liquidity to meet
o A fund could be unable to               securities                              redemptions, each fund may hold investment-grade
  sell these holdings at the                                                      short-term securities (including repurchase
  time or price it desires                                                        agreements and reverse repurchase agreements) and,
                                                                                  for temporary or extraordinary purposes, may
                                                                                  borrow from banks up to 33 1/3% of the value of
                                                                                  its total assets
------------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a pre-determined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

                                                               FUND DETAILS | 20

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial tables are intended to help you understand each fund's financial performance for the past one through five fiscal years or periods, or since inception, if less than five years, as applicable. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). Except where noted, this information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the respective fund's annual report, which are available upon request.

------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND

Per-share data                           For fiscal periods ended
------------------------------------------------------------------------------------------------------------------------------------
                                                                       5/31/97(1)          5/31/98          5/31/99          5/31/00
Net asset value, beginning of period ($)                                 10.00              11.47            14.96            17.57
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                               0.04               0.12             0.17             0.17
  Net realized and unrealized gain
  on investment ($)                                                       1.43               3.62             3.18             0.81
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                      1.47               3.74             3.35             0.98
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                                 --              (0.12)           (0.15)           (0.18)
  Net realized gains ($)                                                    --              (0.13)           (0.59)           (0.83)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                                     --              (0.25)           (0.74)           (1.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                       11.47              14.96            17.57            17.54
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                         14.70(2)           32.98            23.07             5.54
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                 49,726            296,191        1,008,435        1,476,110
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
------------------------------------------------------------------------------------------------------------------------------------
  Net expenses (%)                                                        0.45(3)            0.45             0.45             0.45
  ----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (%)                                               1.58(3)            1.27             1.14             1.04
  ----------------------------------------------------------------------------------------------------------------------------------
  Expenses without reimbursement (%)                                      1.34(3)            0.72             0.60             0.55
  ----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund commenced operations on 1/3/97.
(2)  Not annualized.
(3)  Annualized.

------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND

Per-share data                           For fiscal years ended
------------------------------------------------------------------------------------------------------------------------------------
                                                                    5/31/96       5/31/97       5/31/98       5/31/99       5/31/00
Net asset value, beginning of period ($)                             12.10         14.00         15.66         16.73         15.08
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                           0.27          0.17          0.15          0.16          0.11
  Net realized and unrealized gain
  on investment ($)                                                   2.66          3.02          3.81          2.39          0.26
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                  2.93          3.19          3.96          2.55          0.37
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                          (0.20)        (0.25)        (0.18)        (0.17)        (0.11)
  Net realized gains ($)                                             (0.83)        (1.28)        (2.71)        (4.03)        (2.55)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                              (1.03)        (1.53)        (2.89)        (4.20)        (2.66)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                   14.00         15.66         16.73         15.08         12.79
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                     25.43         25.21         28.53         18.66          2.45
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                            221,368       329,776       378,988       278,253       241,490
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
------------------------------------------------------------------------------------------------------------------------------------
  Net expenses (%)                                                    0.60          0.60          0.60          0.60          0.60
  ----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (%)                                           2.08          1.33          0.89          0.89          0.76
  ----------------------------------------------------------------------------------------------------------------------------------
  Expenses without reimbursement (%)                                  0.62          0.65          0.63          0.63          0.63
  ----------------------------------------------------------------------------------------------------------------------------------


21 | FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND

Per-share data                           For fiscal years ended
------------------------------------------------------------------------------------------------------------------------------------
                                                                    5/31/96       5/31/97       5/31/98       5/31/99       5/31/00
Net asset value, beginning of period ($)                             11.16         13.97         14.09        15.30          11.98
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                           0.13          0.10          0.09         0.08           0.04
  Net realized and unrealized gain (loss)
  on investment ($)                                                   3.66          1.07          3.04        (1.83)          3.10
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                  3.79          1.17          3.13        (1.75)          3.14
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                          (0.12)        (0.13)        (0.08)       (0.08)         (0.01)
  Net realized gain ($)                                              (0.86)        (0.92)        (1.84)       (1.49)            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                              (0.98)        (1.05)        (1.92)       (1.57)         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                   13.97         14.09         15.30        11.98          15.11
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                     35.60          9.44         23.55       (10.79)         26.23
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                            291,931       401,797       420,413      344,776        358,074
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
------------------------------------------------------------------------------------------------------------------------------------
  Net expenses (%)                                                    0.80          0.80          0.80         0.80           0.80
  ----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (%)                                    1.20          0.81          0.55         0.55           0.26
  ----------------------------------------------------------------------------------------------------------------------------------
  Expenses without reimbursement and including interest expense (%)   0.83          0.85          0.85         0.85           0.82
  ----------------------------------------------------------------------------------------------------------------------------------
  Interest expense (%)                                                  --            --          0.00(1)        --             --
  ----------------------------------------------------------------------------------------------------------------------------------

(1) Less than 0.01%

------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND

Per-share data                           For fiscal periods ended
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the six
                                                                                                                        months ended
                                                                                                                             4/30/00
                                                                      10/31/97(1)        10/31/98         10/31/99     (unaudited)
Net asset value, beginning of period ($)                               10.00              12.08            14.71            18.19
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income ($)                                               0.06               0.11             0.15             0.08
  Net realized and unrealized gain
  on investment ($)                                                     2.02               2.68             3.48             0.81
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                    2.08               2.79             3.63             0.89
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                               --              (0.16)           (0.15)           (0.08)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                     12.08              14.71            18.19            19.00
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                       20.80(2)           23.26            24.72             4.92(2)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                               12,026             90,079          340,812          436,043
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
------------------------------------------------------------------------------------------------------------------------------------
  Net expenses (%)                                                      0.55(3)            0.55             0.55             0.55(3)
  ----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (%)                                             1.19(3)            0.97             0.94             0.88(3)
  ----------------------------------------------------------------------------------------------------------------------------------
  Expenses without reimbursement (%)                                    4.59(3)            1.02             0.65             0.56(3)
  ----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate (%)                                             35                 57               40               26
  ----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund commenced operations on 1/30/97.
(2)  Not annualized.
(3)  Annualized.


                                                               FUND DETAILS | 22

------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL SMARTINDEX(TM) FUND

Per-share data                           For fiscal periods ended
                                                                                                      5/31/99(1)            5/31/00
Net asset value, beginning of period ($)                                                                15.00                16.06
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                                                              0.07                 0.14
  Net realized and unrealized gain
  on investment and futures contracts($)                                                                 1.02                 1.02
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                                                    (1.09)                1.16
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income                                                                                 (0.03)               (0.14)
  Net realized gain                                                                                        --                (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                                                                 (0.03)               (0.15)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                                                      16.06                17.07
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                         7.27(2)              7.25
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                                 5,363              400,541
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
------------------------------------------------------------------------------------------------------------------------------------
  Net expenses (%)                                                                                       0.35(3)              0.35
  ----------------------------------------------------------------------------------------------------------------------------------
  Net investment income(%)                                                                               1.13(3)              1.26
  ----------------------------------------------------------------------------------------------------------------------------------
  Expenses without reimbursement (%)                                                                     5.44(3)              0.58
  ----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover (%)                                                                                   19                   45
  ----------------------------------------------------------------------------------------------------------------------------------


(1)  The fund commenced operations on 12/31/98.
(2)  Not annualized.
(3)  Annualized.


23 | FUND DETAILS

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on these funds, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the funds, may be obtained by contacting:

J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone: 1-800-766-7722

Hearing impaired: 1-888-468-4015

Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. Each fund's investment company and 1933 Act registration numbers are:

J.P. Morgan Institutional Disciplined Equity Fund ..............  811-07342 and 033-54642
J.P. Morgan Institutional U.S. Equity Fund .....................  811-07342 and 033-54642
J.P. Morgan Institutional U.S. Small Company Fund ..............  811-07342 and 033-54642
J.P. Morgan Institutional Tax Aware Disciplined Equity Fund ....  811-07795 and 333-11125
J.P. Morgan Institutional SmartIndex(TM)Fund ...................  811-07795 and 333-11125

J.P. MORGAN MUTUAL FUNDS AND THE MORGAN TRADITION
The J.P. Morgan mutual funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan funds offer a broad array of distinctive opportunities for mutual fund investors.

JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust

Advisor                                     Distributor
J.P. Morgan Investment Management Inc.      Funds Distributor, Inc.
522 Fifth Avenue                            60 State Street
New York, NY 10036                          Boston, MA 02109
1-800-766-7722                              1-800-221-7930





                                                                    IMPR09 10/00